Management of financial risks and financial instruments - Additional information (Details) £ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
XP Holdings
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 74,150		$ 52,905
XP Advisors Inc
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 5,744		$ 2,658
XP Holdings UK Ltd
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk | £		£ 6,967		£ 1,918